FORWARD PURCHASE AGREEMENT	9 Months Ended
Sep. 30, 2024
FORWARD PURCHASE AGREEMENT
FORWARD PURCHASE AGREEMENT

NOTE 10 — FORWARD PURCHASE AGREEMENT

On December 31, 2022, prior to entering into the Business Combination Agreement (“BCA”), Monterey Capital Acquisition Corporation (“MCAC”) and ConnectM entered into a Forward Purchase Agreement (the “FPA”) with Meteora Special Opportunity Fund (“Meteora”) in connection with its merger with ConnectM Technology Solutions, Inc. Under the terms of the FPA, Meteora agreed to purchase and hold up to 6,600,000 shares of MCAC Class A common stock (the “Recycled Shares”) at the redemption price of $10.19 per share.

Key terms of the FPA include, among other things:

a.

Prepayment Amount: MCAC will pay Meteora an amount based on the purchased shares’ value minus a 1% fee at the merger closing. A portion of this payment will be used by Meteora to acquire additional shares (“Share Consideration Shares”).

b.	Sales and Termination: Meteora may sell shares post-closing and may terminate portions of the transaction by notifying MCAC, triggering a payment obligation from MCAC.
c.

Reset Price Adjustments: The reset price for share sales adjusts weekly based on market conditions but will not drop below $7.50 per share, with modifications if securities are issued below the initial price

d.	Trigger Event: If the stock price falls below $5.00 per share for 20 days in a 30-day period, Meteora may accelerate the maturity date.
e.	Maturity Obligations: Unsold shares at maturity may be purchased by MCAC or the Combined Company at a set value in cash or stock, with provisions for penalties if certain conditions are unmet.
f.	Indebtedness Limitation: The Combined Company agrees to limit new indebtedness to $25 million until 90 days post-closing without Meteora’s consent.
g.	Break-Up Fee: If the agreement is terminated by MCAC, a fee of $575,000 (including expenses) is payable to Meteora.

Pursuant to the terms of FPA, on the Closing Date, Meteora purchased 3,288,466 shares of MCAC Class A common stock (the “Recycled Shares”) directly from redeeming shareholders of MCAC. Also on the Closing Date, the Company paid to Meteora a prepayment amount of $37.0 million required under the FPA which was deposited into an escrow account. The Company paid additional cash consideration of $0.5 million to Meteora for shares purchased from third parties before the merger.

On August 2, 2024, the Company and the Seller entered into an amendment (the “Amendment”) to the Forward Purchase Agreement, pursuant to which, among other things:

a.	The Settlement Method has been changed from “Physical Settlement” to “Cash Settlement”.
b.	The section titled “Maturity Consideration” has been deleted in its entirety.
c.	An additional Valuation Date has been added, namely, the date specified by Seller in a written notice to be delivered to Counterparty at Seller’s sole discretion.
d.	Provisions for “Settlement Amount, “Settlement Amount Adjustment,” Valuation Period” and “Cash Settlement Payment Date” with respect to the additional Valuation Date have been added.
e.

The Reset Price has been changed to mean “The Reset Price shall initially be the Initial Price. The Reset Price shall be adjusted on the first scheduled trading day of each week (each a “Reset Date”) commencing with the first week following the thirtieth day after the closing of the Business Combination to be the lowest of (a) the then current Reset Price, (b) the Initial Price and (c) the VWAP Price of the Shares of the prior week, but not lower than $2.00; provided that the Reset Price may be further reduced pursuant to a Dilutive Offering Reset.

f.

The Prepayment Shortfall has been changed to mean “An amount in USD equal to 0.50% of the product of the Number of Shares and the Initial Price paid by Seller to Counterparty on the Prepayment Date (which amount was netted from the Prepayment Amount). Additionally, Counterparty shall have the option, at its sole discretion, at any time up to forty-five (45) calendar days prior to the Valuation Date, to request additional Prepayment Shortfall via written requests to Seller in intervals of $300,000 (each an “Additional Shortfall Request”), provided Counterparty shall only be able to make an Additional Shortfall Request if the (i) Seller has recovered 120% of any outstanding Prepayment Shortfall via Shortfall Sales as further described in the Section titled “Prepayment Shortfall Consideration” and (ii) the VWAP Price over the ten (10) trading days prior to an Additional Shortfall Request multiplied by the then current Number of Shares (excluding unregistered shares) held by Seller less Shortfall Sale Shares be at least seven (7) times greater than the Additional Shortfall Request, and (iii) the average daily value traded over the prior ten (10) trading days be at least seven (7) times greater than the Additional Shortfall Request (with (i), (ii) and (iii) collectively as the “Equity Conditions”). Notwithstanding the foregoing, Seller, in its sole discretion, may waive the Equity Conditions for each Additional Shortfall Request, if applicable, in writing to Counterparty.

g.

Seller may sell Recycled Shares at any time and at any sales price, without payment by Seller of any Early Termination Obligation until such time as the proceeds from such sales equal 120% of the Prepayment Shortfall.

On the date of the Business Combination, the forward purchase agreement was valued at $27.5 million. See Note 11 for disclosure on the valuation methods and significant inputs.

The Company valued the purchase agreement on the date of modification under the pre-modified and post-modified terms. As a result of the modification, the Company recognized a gain on modification of $1.4 million. See Note 11 for disclosure on the valuation methods and significant inputs.

From the period of August 2, 2024 through September 30, 2024, the Company exercised the prepayment shortfall method whereby Meteora sold 760,661 shares under the terms of the agreement for which the Company received proceeds of $0.8 million.

As of September 30, 2024, the forward purchase agreement was valued at $2.2 million. See Note 11 for disclosure on the valuation methods and significant inputs.